Income Taxes - Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Settlements with tax authorities	[1]	$ 27,737	$ 1,344	$ 10,245

[1]	The changes in the years ended September 30, 2023 and 2021 were $27,737 and $10,245 respectively, the majority of which were offset by income tax payments or changes in tax receivables and tax payables.